Note 12 - Income Tax (Details) - Effective Income Tax Rate Reconciliation (Parentheticals)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense using combined statutory rate, statutory rate	26.50%	26.50%	26.50%